Change in Non-Cash Operating Working Capital (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Change in Non-Cash Operating Working Capital
Trade and other receivables	$ (7,845)	$ (1,626)
Inventories	(724)	(2,788)
Prepaid expenses and other	(2,103)	(2,075)
Trade and other payables	3,054	43
Other payable	(123)	73
Non-Cash Operating Working Capital	$ (7,741)	$ (6,373)